Discontinued Operation (Details) - Schedule of Revenues and (Loss) Income From Discontinued Operations - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenues and Income (Loss) From Discontinued Operation [Abstract]
Net revenues	$ 568	$ 1,335	$ 342,636
Cost of revenues		(1,795)	(292,266)
(Loss) Income from discontinued operation before income tax	573	(81,605)	(26,272)
Income tax expense			(10,132)
(Loss) Income from discontinued operation, net of income tax	$ 573	$ (81,605)	$ (36,404)